SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

(11) SHARE-BASED COMPENSATION

Share options

In April 2001, the Company adopted a share option plan (the “2001 Plan”) pursuant to which the Company may grant options for the purchase of ordinary shares of the Company to selected directors, officers, key employees and consultants of the Group. On August 26, 2003, the Company increased the number of ordinary shares authorized to be issued under the 2001 Plan from 4,000,000 to 5,500,000.

In July 2004, the Company adopted a share and annual incentive plan (the “2004 Plan”) that allows the Company to grant options for the purchase of ordinary shares of the Company, share appreciation rights, restricted share or performance units to officers, employees, directors or consultants of the Group up to a maximum of 4,000,000 ordinary shares. On December 13, 2006, the Company amended the 2004 Plan to allow the grant of performance units to non-employees.

In May 2009, the Company adopted a share and annual incentive plan (the “2009 Plan”) that allows the Company to grant options for the purchase of ordinary shares of the Company, share appreciation rights, restricted share or performance units to officers, employees, directors or consultants of the Group up to an aggregate of 3,000,000 ordinary shares. On December 30, 2009, the 2009 Plan was amended to allow equity grants to members of the Company's Board of Directors. On March 17, 2011, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 6,000,000, and the maximum number of authorized shares was further increased to 12,000,000 and 17,000,000 on April 24, 2012 and September 18, 2013, respectively.

Share options granted under the 2001 Plan expire in ten years and options granted under the 2004 Plan expire in five or ten years, and generally vest and become exercisable ratably over three to five years from the date of grant. Options granted under the 2009 Plan generally expire in five years and vest and become exercisable over three to five years from the date of grant.

Assumptions used to determine the fair value of share options granted during 2012 and 2013 are summarized in the following table:

	For the year ended December 31,
	2012		2013
Weighted average grant date fair value per share	US$	3.17	US$	2.49
Expected volatility		61%		57%
Expected dividends		-		-
Expected life		2.62 years		2.31 years
Risk-free interest rate (per annum)		0.34%		0.33%

The total fair values of share options vested during the years ended December 31, 2012, 2013 and 2014 were RMB15,790,217, RMB5,144,179 and RMB11,881,819 (US$1,915,002), respectively.

There was no share option activity under the 2001 Plan during the year ended December 31, 2014.

A summary of share option activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2013	253,590	US$	6.42
Exercised	(32,478)	US$	6.71
Forfeited	-	US$	-
Expired	-	US$	-
Outstanding at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574
Vested and expected to vest at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574
Exercisable at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574

A summary of share option activity under the 2009 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2013	1,757,034	US$	7.32
Granted	-	US$	-
Exercised	(527,728)	US$	6.24
Forfeited	(164,901)	US$	7.83
Cancelled	(307,128)	US$	8.01
Expired	(6,250)	US$	8.02
Outstanding at December 31, 2014	751,027	US$	7.69	1.79 years	US$	999
Vested and expected to vest at December 31, 2014	703,155	US$	7.64	1.77 years	US$	962
Exercisable at December 31, 2014	282,621	US$	7.47	1.54 years	US$	425

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain share options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of one share option to 0.8 performance units. In 2012, employees cancelled 302,762 share options under the 2004 Plan and 1,158,984 share options under the 2009 Plan in exchange for new performance units under this program. In June 2014, the Company enacted a voluntary program which allowed certain employees to exchange certain share options which were previously vested or expected to vest in 2015 or 2016, for a lesser number of new performance units at a ratio of one share option to 0.8 performance units. In 2014, employees cancelled 307,128 share options under the 2009 Plan in exchange for new performance units under this program.

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2014 was calculated based on the closing price of the Company's ordinary shares on December 31, 2014 of US$17.95 per ADS (equivalent to US$8.975 per ordinary share). The total intrinsic value of share options exercised during the years ended December 31, 2012, 2013 and 2014 was US$1.6 million, US$3.0 million and US$1.6 million, respectively.

Expedia Options

On August 4, 2004, the Company issued to Expedia Asia Pacific an option to purchase 711,429 ordinary shares at an exercise price of US$5.25 per share. The option mirrors the terms and conditions of a grant made in July 2004 to certain of the Company's employees and officers, and is exercisable each time any such officer or employee exercises any of the July 2004 granted options. In 2013 and 2014, Expedia Asia Pacific exercised options to purchase Nil and 4,286 ordinary shares, respectively. As of December 31, 2014, all 711,429 of the options had been exercised, forfeited or expired as a result of the exercise, forfeiture or expiration of the options of the relevant eLong employees.

The following table presents a summary of the Company's share options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 2.01 - $ 4.00	30,004	$3.93	3.02	30,004	$3.93
$ 4.01 - $ 6.00	125,212	$4.83	2.00	125,212	$4.83
$ 6.01 - $ 8.00	376,252	$7.02	1.63	146,554	$6.98
$ 8.01 - $10.00	422,135	$8.58	3.06	187,177	$8.67
$10.01 - $12.00	18,536	$10.74	1.58	14,786	$10.42
Total	972,139	$7.39	2.34	503,733	$6.99

Performance Units

Performance units are rights to receive the Company's ordinary shares, or in the case of grants to the Company's independent directors, a cash award linked to the Company's ordinary share value. Performance units generally vest over a two to five-year period, are not entitled to dividends or voting rights, and are settled in ordinary shares upon vesting on a one-for-one basis. For performance units settled in cash, the cash amount is set at the equivalent of the fair market value of the number of the Company's ordinary shares that the grantee would have received on a particular vesting date had the grant been settled in shares.

The cost of the performance unit awards is determined using the fair value (determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan), net of expected forfeitures. Compensation cost for the performance units issued in ordinary shares is recognized on a straight-line basis over the vesting term of each tranche.

As of December 31, 2013 and 2014, the balance for the cash settled performance units of RMB1,574,681 and RMB1,600,040, respectively, has been included in “accrued expenses and other current liabilities” and is revalued every reporting period with changes in fair value recorded as share-based compensation cost.

A summary of equity-settled performance unit activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2013	3,121	US$	3.20
Settled	(3,121)	US$	3.20
Forfeited	-	US$	-
Balance at December 31, 2014	-	US$	-
Vested and expected to vest at December 31, 2014	-	US$	-

A summary of equity-settled performance unit activity under the 2009 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2013	7,473,680	US$	8.17
Granted	976,347	US$	7.46
Settled	(1,278,887)	US$	8.09
Forfeited	(1,014,412)	US$	8.09
Balance at December 31, 2014	6,156,728	US$	8.09
Vested and expected to vest at December 31, 2014	4,954,723	US$	8.08

In September 2013, the Company granted approximately 6.3 million performance units to the chief executive officer and other members of management. Half of the performance units vest in equal annual increments over a five-year period, and half vest in three equal increments if the Group achieves certain operational and financial performance targets. Vesting for each recipient is also subject to continued employment with the Group through each applicable vesting date.

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain share options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of one share option to 0.8 performance units. In 2012, 1,169,406 performance units were granted under the 2009 Plan to employees under this program. The Company recognized incremental share-based compensation cost of RMB22,214,132 over the two-year vesting period of the performance units.

In June 2014, the Company enacted a voluntary program which allowed certain employees to exchange certain share options which were previously vested or expected to vest in 2015 or 2016, for a lesser number of new performance units at a ratio of one share option to 0.8 performance units. In 2014, 245,698 performance units were granted under the 2009 Plan to employees under this program. The Company expects to recognize incremental share-based compensation cost of approximately RMB6,397,989 over the two-year vesting period of the performance units.

The total fair value of shares issued upon settlement of vested performance units during the years ended December 31, 2012, 2013 and 2014 was RMB6,830,623, RMB33,268,711 and RMB64,204,363, respectively.

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

Number of Ordinary Shares
Balance at December 31, 2013	71,298
Granted	41,808
Settled	(29,526)
Balance at December 31, 2014	83,580

RMB948,780, RMB816,978 and RMB1,496,087 were paid to settle the cash-settled performance units for the years ended December 31, 2012, 2013, and 2014, respectively.

As of December 31, 2014, there was a total of RMB192,510,327 unrecognized compensation cost related to unvested share options and performance units to be recognized over a weighted-average remaining vesting period of 4.61 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Certain Group subsidiaries have equity incentive plans granting share-based awards to employees. Total share-based compensation expenses recognized and unrecognized under these plans were insignificant, both individually and in the aggregate, for any of the years presented.

Share-based compensation expense for the years ended December 31, 2012, 2013 and 2014 was included in cost of services and expense items as follows:

	For the year ended December 31,
	2012	2013	2014
Cost of services	1,932,101	2,672,546	3,089,376
Service development	11,459,551	19,563,206	25,940,853
Sales and marketing	4,322,004	8,137,223	5,421,774
General and administrative	12,234,867	32,965,113	63,223,288
Total	29,948,523	63,338,088	97,675,291